COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 20, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 28, 2016	May 03, 2014
Long-term Purchase Commitment [Line Items]
Common stock, price per share					$ 0.001
Research and development		$ 23,124	$ 329
Minimum amount draw down at one time		5,000
Maximum amount draw down at one time		$ 350,000
Percentage of trading price		85.00%
Commitment fee		$ 35,000
Bear Note interest per year		10.00%
Maturity Date		Jul. 08, 2017
Note payable		$ 35,000
Net discount		34,453	$ 272,793
Tangiers Global, LLC [Member]
Long-term Purchase Commitment [Line Items]
Line of Credit agreement				$ 10,000,000
Consulting Agreement [Member]
Long-term Purchase Commitment [Line Items]
Agreement, term	12 months
Warrant term	5 years
Initial payment	$ 7,500
Shares issued for agreement	250,000
Common stock, price per share	$ 0.18
Consultancy Agreement [Member]
Long-term Purchase Commitment [Line Items]
Expenses recognized		$ 394,215